RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2020
Receivables [Abstract]
Summary of Financing Receivables
A summary of financing receivables as of September 30, 2020 and December 31, 2019 is as follows:

	September 30, 2020	December 31, 2019
	(in millions)
Retail	$8,820	$9,218
Wholesale	8,205	10,081
Other	73	129
Total	$17,098	$19,428

Summary of Aging of Financing Receivables
The aging of financing receivables as of September 30, 2020 and December 31, 2019 is as follows (in millions):

	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$1,902	$1	$1,903
2019					1,795	5	1,800
2018					1,198	3	1,201
2017					653	3	656
2016					342	2	344
Prior to 2016					150	2	152
Total	$40	$2	$42	$5,998	$6,040	$16	$6,056
South America
2020					$583	$1	$584
2019					444	9	453
2018					294	9	303
2017					164	5	169
2016					83	3	86
Prior to 2016					67	4	71
Total	$5	$1	$6	$1,629	$1,635	$31	$1,666
Rest of World
2020					$369	$—	$369
2019					263	1	264
2018					195	—	195
2017					121	1	122
2016					44	—	44
Prior to 2016					3	—	3
Total	$4	$1	$5	$990	$995	$2	$997
Europe	$—	$—	$—	$101	$101	$—	$101
Total Retail	$49	$4	$53	$8,718	$8,771	$49	$8,820
Wholesale
North America	$—	$—	$—	$2,956	$2,956	$29	$2,985
South America	—	—	—	511	511	36	547
Rest of World	1	1	2	538	540	2	542
Europe	12	—	12	4,119	4,131	—	4,131
Total Wholesale	$13	$1	$14	$8,124	$8,138	$67	$8,205
The above aging table is not necessarily reflective of the potential credit risk in the portfolio due to payment schedules changes granted by the Company and government stimulus policies benefiting the Company's dealers and end-use customers.

	December 31, 2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$24	$4	$—	$28	$6,123	$6,151	$16	$6,167
Europe	—	—	—	—	136	136	—	136
South America	9	2	6	17	1,974	1,991	18	2,009
Rest of World	3	1	2	6	900	906	—	906
Total Retail	$36	$7	$8	$51	$9,133	$9,184	$34	$9,218
Wholesale
North America	$—	$—	$—	$—	$3,641	$3,641	$26	$3,667
Europe	24	9	7	40	4,857	4,897	—	4,897
South America	2	—	1	3	829	832	55	887
Rest of World	5	3	6	14	616	630	—	630
Total Wholesale	$31	$12	$14	$57	$9,943	$10,000	$81	$10,081

Summary of Allowance for Credit Loss Activity
Allowance for credit losses activity for the three and nine months ended September 30, 2020 and 2019 is as follows (in millions):

	Three Months Ended September 30, 2020
	Retail	Wholesale
Opening balance	$326	$159
Provision	28	6
Charge-offs, net of recoveries	(18)	(4)
Foreign currency translation and other	3	6
Ending balance	$339	$167

	Nine Months Ended September 30, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	82	23
Charge-offs, net of recoveries	(62)	(5)
Foreign currency translation and other	(15)	(1)
Ending Balance	$339	$167
At September 30, 2020, the allowance for credit losses includes a continued build of reserves primarily due to the expectation of deteriorating credit conditions related to the COVID-19 pandemic. The Company continues to monitor the situation and will update the macroeconomic factors and qualitative factors in future periods, as warranted. The provision for credit losses is included in selling, general, and administrative expenses.

	Three Months Ended September 30, 2019
	Retail	Wholesale
Opening Balance	$319	$158
Provision	11	2
Charge-offs, net of recoveries	(17)	(2)
Foreign currency translation and other	(18)	(3)
Ending Balance	$295	$155

	Nine Months Ended September 30, 2019
	Retail	Wholesale
Opening Balance	$326	$164
Provision	34	3
Charge-offs, net of recoveries	(44)	(8)
Foreign currency translation and other	(21)	(4)
Ending Balance	$295	$155
Allowance for credit losses activity for the year ended December 31, 2019 is as follows (in millions):

	December 31, 2019
	Retail	Wholesale
Opening Balance	$326	$164
Provision	44	12
Charge-offs, net of recoveries	(51)	(18)
Foreign currency translation and other	(20)	1
Ending Balance	$299	$159

Summary of Carrying Amount of Restricted Assets
At September 30, 2020 and December 31, 2019, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	September 30, 2020	December 31, 2019
Retail note and finance lease receivables	$5,596	$6,340
Wholesale receivables	5,939	7,266
Total	$11,535	$13,606